GOLDMAN SACHS TRUST

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 20, 2020 to the

Prospectuses dated December 27, 2019, as supplemented to date

The Board of Trustees of Goldman Sachs Trust recently approved a change to the Funds’ fiscal year end. Effective September 1, 2020, the Funds’ fiscal year end will be changed from August 31 to November 30.

This Supplement should be retained with your Prospectuses for future reference.

MMFFYECHGSTK 08-20